Cost of Sales - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	R 4,057	R 1,767
Percentage production cost increase	12.00%	5.00%
Stripping Activities	R 892	R 1,514	R 1,096
Rehabilitation spend	92	90	65
Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Stripping Activities		R 408
Bambanani
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation			R 84
Kalgold and Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	R 535